Loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans at amortized cost [Abstract]
Retail loans		₩ 173,568,321	₩ 166,140,123
Corporate loans	[1]	259,593,754	251,011,516
Public and other loans		4,845,465	5,253,071
Loans between banks		1,691,536	1,946,442
Credit card receivables		28,653,978	28,894,371
Loans at amortized cost, Gross, Total		468,353,054	453,245,523
Discount		(26,251)	(29,923)
Deferred loan origination costs		727,749	645,569	₩ 505,986
Loans at amortized cost before Allowance for credit losses, Total		469,054,552	453,861,169
Less: Allowance for credit loss		(4,280,672)	(4,565,931)
Loans at amortized cost, Net, Total		₩ 464,773,880	₩ 449,295,238

[1]	Includes SOHO loans.